Commitments and contingent liabilities - Significant Industry Concentrations Related to Credit Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 56,564	$ 61,540
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	11,600
Unfunded commitments	34,000
Total exposure	45,600
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	3,100
Unfunded commitments	22,500
Total exposure	25,600
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	6,300
Unfunded commitments	1,600
Total exposure	7,900
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,300
Unfunded commitments	6,100
Total exposure	7,400
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	2,500
Total exposure	2,600
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	500
Total exposure	600
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	700
Unfunded commitments	800
Total exposure	1,500
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,100
Unfunded commitments	15,200
Total exposure	17,300
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	800
Unfunded commitments	5,100
Total exposure	5,900
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	700
Unfunded commitments	4,800
Total exposure	5,500
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	500
Unfunded commitments	4,100
Total exposure	4,600
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	1,200
Total exposure	$ 1,300